Convertible Preferred Shares	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Preferred Shares
9.	Convertible Preferred Shares

At December 31, 2018 and 2017, the Company had authorized 106,666,667 shares of Series A preferred shares, $0.0003 par value, and there were 91,600,398 shares issued and outstanding.

The rights and preferences of the Series A preferred shares are as follows:

Conversion—At any time at the holder’s request and automatically upon the closing of a qualified IPO or sale of the Company, Series A preferred shares are convertible into ordinary shares at a ratio which is computed by dividing the original issue price by the applicable conversion price. A qualified IPO is defined under the Company’s Amended and Restated Memorandum and Articles of Association as a fully underwritten public offering of ordinary shares in which aggregate gross proceeds equal or exceed $35 million pursuant to an effective registration statement under the Securities Act or in a jurisdiction outside of the United States. The initial conversion price of $2.30769 may be adjusted if and whenever the Company subsequently issues or sells ordinary shares or Series A preferred shares at a per share price that is less than the conversion price in effect at that time. At December 31, 2018, the applicable conversion ratio was 1:1.

Dividends—Series A preferred shares are entitled to receive, when and as declared by the board of directors, preferential cash dividends at a rate at least equal to 8% of the original issue price. Such dividends are not cumulative. No dividends have been declared.

Redemption Rights—Series A preferred shares do not have any stated redemption rights.

Liquidation Rights—In the event of a liquidation, dissolution, or winding-up of the Company, Series A preferred shares shall be paid first out of legally available funds available for distribution to holders of the Company’s capital share an amount equal to $2.30769 per share, plus all declared but unpaid dividends with respect to each such shares, as adjusted for any share dividend, share split, recapitalization, or other similar event. After payment of all preferential amounts, any assets and funds of the Company that remain available shall be distributed on a pro rata basis among the holders of ordinary shares.

Voting Rights—Series A preferred shares are entitled to the number of votes equal to the number of ordinary shares into which the Series A preferred shares are convertible. Preferred and ordinary shareholders vote together as a single class except for the election of the Company’s board of directors. For such election, holders of Series A preferred shares have the right to elect two directors and the holders of ordinary shares have a right to appoint one director.